Expense Example - Quadratic Interest Rate Volatility and Inflation Hedge ETF - Quadratic Interest Rate Volatility and Inflation Hedge ETF	Mar. 30, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 100
Expense Example, with Redemption, 3 Years	315
Expense Example, with Redemption, 5 Years	552
Expense Example, with Redemption, 10 Years	$ 1,231